UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

John Hancock

Lifestyle Portfolios

Quarterly portfolio holdings 3/31/16

Portfolios' investmentsLifestyle Portfolios

As of 3-31-16 (Unaudited)
Lifestyle Aggressive Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 85.9%
All Cap Core, Class NAV (QS Investors)	10,061,885	$119,434,571
Alpha Opportunities, Class NAV (Wellington)	22,384,253	232,124,699
Blue Chip Growth, Class NAV (T. Rowe Price)	6,268,460	192,692,464
Capital Appreciation, Class NAV (Jennison)	11,378,010	180,569,017
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,686,946	183,222,669
Disciplined Value, Class NAV (Boston Partners)	5,503,360	94,437,659
Emerging Markets, Class NAV (DFA)	25,234,452	223,324,898
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	9,166,639	79,383,094
Equity Income, Class NAV (T. Rowe Price)	11,872,960	205,283,470
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	3,222,504	41,376,952
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	14,806,115	178,117,564
Global Equity, Class NAV (JHAM) (A)(1)	4,930,523	51,721,190
Global Shareholder Yield, Class NAV (Epoch)	3,539,853	37,239,256
Greater China Opportunities, Class NAV (JHAM) (A)(1)	641,400	11,057,740
International Core, Class NAV (GMO)	5,520,400	155,896,103
International Growth Opportunities, Class NAV (Baillie Gifford)	8,906,639	104,118,609
International Growth Stock, Class NAV (Invesco)	9,265,708	115,172,745
International Small Cap, Class NAV (Franklin Templeton)	5,783,234	100,339,108
International Small Company, Class NAV (DFA)	10,104,643	100,339,108
International Value, Class NAV (Templeton)	14,765,847	201,849,128
International Value Equity, Class NAV (JHAM) (A)(1)	10,719,946	77,183,609
Mid Cap Stock, Class NAV (Wellington)	9,743,947	169,154,925
Mid Value, Class NAV (T. Rowe Price)	9,147,677	133,647,554
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,364,640	31,086,504
Small Cap Core, Class NAV (JHAM) (A)(1)	3,175,332	31,086,504
Small Cap Growth, Class NAV (Wellington)	4,494,722	32,227,158
Small Cap Value, Class NAV (Wellington)	2,170,879	41,376,952
Small Company Growth, Class NAV (Invesco)	1,741,828	29,193,033
Small Company Value, Class NAV (T. Rowe Price)	1,124,020	28,550,097
Strategic Growth, Class NAV (JHAM) (A)(1)	11,710,053	180,569,017
U.S. Equity, Class NAV (GMO)	7,374,110	$74,478,513
Value, Class NAV (Invesco)	5,756,068	57,100,193
Value Equity, Class NAV (Barrow Hanley)	5,326,644	52,041,308
Alternative and specialty - 14.1%
Absolute Return Currency, Class NAV (First Quadrant) (I)	3,465,608	31,779,624
Financial Industries, Class NAV (JHAM) (A)(1)	5,870,621	91,288,152
Global Absolute Return Strategies, Class NAV (Standard Life)	4,738,513	47,527,276
Global Real Estate, Class NAV (Deutsche)	2,143,884	20,688,476
Health Sciences, Class NAV (T. Rowe Price)	5,357,836	28,396,533
Natural Resources, Class NAV (Jennison)	7,314,915	71,247,270
Real Estate Equity, Class NAV (T. Rowe Price)	1,781,953	20,688,476
Redwood, Class NAV (Boston Partners)	3,033,711	30,306,771
Science & Technology, Class NAV (T. Rowe Price/Allianz)	9,865,742	103,392,981
Seaport, Class NAV (Wellington)	1,933,793	20,150,122
Technical Opportunities, Class NAV (Wellington)	10,553,536	113,978,185
Total investments (Lifestyle Aggressive Portfolio) (Cost $3,626,697,432) - 100.0%		$4,124,839,277
Other assets and liabilities, net - 0.0%		305,210
TOTAL NET ASSETS - 100.0%		$4,125,144,487

As of 3-31-16 (Unaudited)
Lifestyle Growth Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 69.6%
All Cap Core, Class NAV (QS Investors)	25,453,782	$302,136,388
Alpha Opportunities, Class NAV (Wellington)	51,130,428	530,222,534
Blue Chip Growth, Class NAV (T. Rowe Price)	16,357,394	502,826,278
Capital Appreciation, Class NAV (Jennison)	29,069,323	461,330,151
Capital Appreciation Value, Class NAV (T.Rowe Price)	58,347,218	640,652,451
Disciplined Value, Class NAV (Boston Partners)	14,191,745	243,530,337
Emerging Markets, Class NAV (DFA)	53,573,204	474,122,855
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	21,716,102	188,061,441
Equity Income, Class NAV (T. Rowe Price)	31,380,319	542,565,721
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	10,795,496	138,614,172
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	34,405,153	413,893,989
Global Equity, Class NAV (JHAM) (A)(1)	13,315,238	139,676,846
Global Shareholder Yield, Class NAV (Epoch)	17,739,158	186,615,938

2SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
International Core, Class NAV (GMO)	14,885,378	$420,363,064
International Growth Opportunities, Class NAV (Baillie Gifford)	18,504,617	216,318,975
International Growth Stock, Class NAV (Invesco)	23,150,794	287,764,369
International Small Cap, Class NAV (Franklin Templeton)	14,191,894	246,229,363
International Small Company, Class NAV (DFA)	24,796,512	246,229,363
International Value, Class NAV (Templeton)	33,714,024	460,870,714
International Value Equity, Class NAV (JHAM) (A)(1)	27,235,613	196,096,413
Mid Cap Stock, Class NAV (Wellington)	24,252,667	421,026,292
Mid Value, Class NAV (T. Rowe Price)	22,984,600	335,805,013
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,806,931	63,941,878
Small Cap Core, Class NAV (JHAM) (A)(1)	6,531,346	63,941,878
Small Cap Growth, Class NAV (Wellington)	9,096,912	65,224,862
Small Cap Value, Class NAV (Wellington)	4,652,752	88,681,449
Small Company Growth, Class NAV (Invesco)	3,583,177	60,054,046
Small Company Value, Class NAV (T. Rowe Price)	2,358,210	59,898,532
Strategic Growth, Class NAV (JHAM) (A)(1)	29,917,649	461,330,151
U.S. Equity, Class NAV (GMO)	26,817,059	270,852,299
Value, Class NAV (Invesco)	14,053,483	139,410,553
Value Equity, Class NAV (Barrow Hanley)	17,467,286	170,655,381
Fixed income - 16.8%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	24,320,700	243,693,415
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	8,648,927	80,348,529
Core Bond, Class NAV (Wells Capital)	5,851,563	77,065,086
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	14,690,274	130,890,343
Floating Rate Income, Class NAV (WAMCO)	39,879,824	322,627,773
Focused High Yield, Class NAV (JHAM) (A)(1)	22,852,359	73,584,597
Global Bond, Class NAV (PIMCO)	2,803,725	34,990,488
Global Income, Class NAV (Stone Harbor)	8,741,604	77,800,278
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	6,593,136	56,635,036
High Yield, Class NAV (WAMCO)	4,789,296	34,913,967
Real Return Bond, Class NAV (PIMCO)	12,249,364	136,335,426
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	23,062,034	216,552,496
Short Term Government Income, Class NAV (JHAM)	1,678,684	16,199,300
Spectrum Income, Class NAV (T. Rowe Price)	14,149,696	$145,741,864
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	28,169,470	295,216,047
Total Return, Class NAV (PIMCO)	13,434,502	180,425,355
U.S. High Yield Bond, Class NAV (Wells Capital)	5,051,280	51,977,672
Alternative and specialty - 13.6%
Absolute Return Currency, Class NAV (First Quadrant) (I)	21,004,339	192,609,788
Financial Industries, Class NAV (JHAM) (A)(1)	15,401,174	239,488,262
Global Absolute Return Strategies, Class NAV (Standard Life)	28,813,446	288,998,867
Global Real Estate, Class NAV (Deutsche)	6,714,736	64,797,201
Health Sciences, Class NAV (T. Rowe Price)	15,893,653	84,236,361
Natural Resources, Class NAV (Jennison)	16,420,140	159,932,161
Real Estate Equity, Class NAV (T. Rowe Price)	5,548,784	64,421,377
Redwood, Class NAV (Boston Partners)	10,704,305	106,936,011
Science & Technology, Class NAV (T. Rowe Price/Allianz)	25,222,905	264,336,040
Seaport, Class NAV (Wellington)	3,851,460	40,132,214
Technical Opportunities, Class NAV (Wellington)	24,557,002	265,215,627
Total investments (Lifestyle Growth Portfolio) (Cost $11,724,322,679) - 100.0%		$12,985,045,277
Other assets and liabilities, net - 0.0%		(490,366)
TOTAL NET ASSETS - 100.0%		$12,984,554,911

As of 3-31-16 (Unaudited)
Lifestyle Balanced Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 51.3%
All Cap Core, Class NAV (QS Investors)	15,799,660	$187,541,968
Alpha Opportunities, Class NAV (Wellington)	37,573,182	389,633,901
Blue Chip Growth, Class NAV (T. Rowe Price)	12,840,452	394,715,490
Capital Appreciation, Class NAV (Jennison)	21,086,906	334,649,201
Capital Appreciation Value, Class NAV (T.Rowe Price)	57,034,556	626,239,428
Disciplined Value, Class NAV (Boston Partners)	11,791,481	202,341,813
Emerging Markets, Class NAV (DFA)	34,592,641	306,144,876
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	14,196,634	122,942,855
Equity Income, Class NAV (T. Rowe Price)	23,937,069	413,871,929
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	10,610,252	136,235,630

SEE NOTES TO FUND'S INVESTMENTS3

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	25,709,039	$309,279,737
Global Equity, Class NAV (JHAM) (A)(1)	13,663,248	143,327,473
Global Shareholder Yield, Class NAV (Epoch)	16,683,100	175,506,211
International Core, Class NAV (GMO)	9,909,376	279,840,768
International Growth Opportunities, Class NAV (Baillie Gifford)	14,526,750	169,817,713
International Growth Stock, Class NAV (Invesco)	17,259,070	214,530,246
International Small Cap, Class NAV (Franklin Templeton)	9,788,888	169,837,211
International Small Company, Class NAV (DFA)	17,149,500	170,294,537
International Value, Class NAV (Templeton)	26,743,841	365,588,313
International Value Equity, Class NAV (JHAM) (A)(1)	20,299,109	146,153,584
Mid Cap Stock, Class NAV (Wellington)	17,473,632	303,342,253
Mid Value, Class NAV (T. Rowe Price)	17,189,374	251,136,760
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,152,727	49,039,123
Small Cap Core, Class NAV (JHAM) (A)(1)	5,027,777	49,221,933
Small Cap Growth, Class NAV (Wellington)	7,110,983	50,985,746
Small Cap Value, Class NAV (Wellington)	3,639,547	69,369,765
Small Company Growth, Class NAV (Invesco)	2,742,596	45,965,902
Small Company Value, Class NAV (T. Rowe Price)	1,906,226	48,418,143
Strategic Growth, Class NAV (JHAM) (A)(1)	21,702,283	334,649,201
U.S. Equity, Class NAV (GMO)	26,082,971	263,438,004
Value, Class NAV (Invesco)	10,712,076	106,263,791
Value Equity, Class NAV (Barrow Hanley)	12,731,360	124,385,382
Fixed income - 36.5%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	59,041,988	591,600,718
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	15,138,627	140,637,848
Core Bond, Class NAV (Wells Capital)	18,136,857	238,862,411
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	20,292,485	180,806,040
Floating Rate Income, Class NAV (WAMCO)	82,774,454	669,645,336
Focused High Yield, Class NAV (JHAM) (A)(1)	44,629,130	143,705,798
Global Bond, Class NAV (PIMCO)	12,609,424	157,365,613
Global Income, Class NAV (Stone Harbor)	14,861,822	132,270,217
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	15,797,733	135,702,525
High Yield, Class NAV (WAMCO)	10,020,351	73,048,360
Investment Quality Bond, Class NAV (Wellington)	17,740,607	$217,145,032
Real Return Bond, Class NAV (PIMCO)	22,527,157	250,727,253
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	53,409,169	501,512,094
Short Term Government Income, Class NAV (JHAM)	1,684,868	16,258,976
Spectrum Income, Class NAV (T. Rowe Price)	35,325,444	363,852,068
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	59,632,017	624,943,539
Total Return, Class NAV (PIMCO)	30,777,976	413,348,221
U.S. High Yield Bond, Class NAV (Wells Capital)	10,193,333	104,889,399
Alternative and specialty - 12.2%
Absolute Return Currency, Class NAV (First Quadrant) (I)	23,264,963	213,339,709
Financial Industries, Class NAV (JHAM) (A)(1)	13,510,141	210,082,698
Global Absolute Return Strategies, Class NAV (Standard Life)	31,953,873	320,497,341
Global Real Estate, Class NAV (Deutsche)	10,528,967	101,604,533
Health Sciences, Class NAV (T. Rowe Price)	12,726,866	67,452,390
Natural Resources, Class NAV (Jennison)	12,762,071	124,302,567
Real Estate Equity, Class NAV (T. Rowe Price)	5,834,311	67,736,355
Redwood, Class NAV (Boston Partners)	10,704,373	106,936,686
Science & Technology, Class NAV (T. Rowe Price/Allianz)	22,767,470	238,603,082
Seaport, Class NAV (Wellington)	3,724,049	38,804,587
Technical Opportunities, Class NAV (Wellington)	15,523,258	167,651,187
Total investments (Lifestyle Balanced Portfolio) (Cost $12,552,044,115) - 100.0%		$13,568,041,470
Other assets and liabilities, net - 0.0%		(291,428)
TOTAL NET ASSETS - 100.0%		$13,567,750,042

As of 3-31-16 (Unaudited)
Lifestyle Moderate Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 36.4%
Alpha Opportunities, Class NAV (Wellington)	6,626,162	$68,713,305
Blue Chip Growth, Class NAV (T. Rowe Price)	3,157,945	97,075,240
Capital Appreciation, Class NAV (Jennison)	4,972,279	78,910,071
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,417,060	180,259,319
Emerging Markets, Class NAV (DFA)	6,394,013	56,587,013

4SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	2,433,829	$21,076,963
Equity Income, Class NAV (T. Rowe Price)	7,402,833	127,994,983
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	3,181,159	40,846,079
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	10,406,572	125,191,062
Global Equity, Class NAV (JHAM) (A)(1)	4,151,754	43,551,904
Global Shareholder Yield, Class NAV (Epoch)	4,683,667	49,272,173
International Core, Class NAV (GMO)	2,088,982	58,992,866
International Growth Opportunities, Class NAV (Baillie Gifford)	3,187,964	37,267,304
International Growth Stock, Class NAV (Invesco)	3,302,027	41,044,197
International Small Cap, Class NAV (Franklin Templeton)	1,904,142	33,036,872
International Small Company, Class NAV (DFA)	3,340,549	33,171,650
International Value, Class NAV (Templeton)	4,902,616	67,018,762
International Value Equity, Class NAV (JHAM) (A)(1)	3,763,310	27,095,830
Mid Cap Stock, Class NAV (Wellington)	3,452,313	59,932,156
Mid Value, Class NAV (T. Rowe Price)	4,690,763	68,532,048
Small Cap Growth, Class NAV (Wellington)	1,766,068	12,662,706
Small Cap Value, Class NAV (Wellington)	940,480	17,925,550
Small Company Growth, Class NAV (Invesco)	701,457	11,756,420
Small Company Value, Class NAV (T. Rowe Price)	489,072	12,422,435
Strategic Growth, Class NAV (JHAM) (A)(1)	5,120,118	78,952,224
U.S. Equity, Class NAV (GMO)	7,734,793	78,121,414
Fixed income - 56.0%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	35,617,256	356,884,908
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	8,132,042	75,546,667
Core Bond, Class NAV (Wells Capital)	11,490,955	151,335,874
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	8,706,056	77,570,955
Floating Rate Income, Class NAV (WAMCO)	36,942,792	298,867,189
Focused High Yield, Class NAV (JHAM) (A)(1)	18,909,413	60,888,311
Global Bond, Class NAV (PIMCO)	7,568,846	94,459,193
Global Income, Class NAV (Stone Harbor)	5,927,539	52,755,097
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	4,657,583	40,008,635
High Yield, Class NAV (WAMCO)	4,928,522	35,928,929
Investment Quality Bond, Class NAV (Wellington)	11,786,225	144,263,395
Real Return Bond, Class NAV (PIMCO)	10,570,496	$117,649,624
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	19,210,372	180,385,395
Short Term Government Income, Class NAV (JHAM)	625,622	6,037,256
Spectrum Income, Class NAV (T. Rowe Price)	13,655,236	140,648,933
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	20,911,142	219,148,770
Total Return, Class NAV (PIMCO)	18,537,194	248,954,522
U.S. High Yield Bond, Class NAV (Wells Capital)	4,642,593	47,772,282
Alternative and specialty - 7.6%
Absolute Return Currency, Class NAV (First Quadrant) (I)	8,123,231	74,490,031
Enduring Assets, Class NAV (Wellington)	1,933,615	21,076,408
Global Absolute Return Strategies, Class NAV (Standard Life)	11,146,144	111,795,825
Global Real Estate, Class NAV (Deutsche)	2,184,084	21,076,408
Natural Resources, Class NAV (Jennison)	2,811,888	27,387,786
Real Estate Equity, Class NAV (T. Rowe Price)	1,815,367	21,076,408
Redwood, Class NAV (Boston Partners)	3,207,003	32,037,963
Seaport, Class NAV (Wellington)	1,086,314	11,319,393
Total investments (Lifestyle Moderate Portfolio) (Cost $4,007,107,252) - 100.0%		$4,196,776,703
Other assets and liabilities, net - 0.0%		(117,091)
TOTAL NET ASSETS - 100.0%		$4,196,659,612

As of 3-31-16 (Unaudited)
Lifestyle Conservative Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 17.3%
Alpha Opportunities, Class NAV (Wellington)	3,222,459	$33,416,897
Blue Chip Growth, Class NAV (T. Rowe Price)	1,132,726	34,820,000
Capital Appreciation, Class NAV (Jennison)	476,658	7,564,555
Capital Appreciation Value, Class NAV (T.Rowe Price)	8,781,970	96,426,030
Emerging Markets, Class NAV (DFA)	2,332,689	20,644,295
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	553,465	4,793,008
Equity Income, Class NAV (T. Rowe Price)	2,274,584	39,327,553
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,763,196	22,639,440
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	3,013,882	36,256,995
Global Equity, Class NAV (JHAM) (A)(1)	2,972,361	31,180,067
Global Shareholder Yield, Class NAV (Epoch)	2,261,895	23,795,136
International Core, Class NAV (GMO)	1,123,312	31,722,329

SEE NOTES TO FUND'S INVESTMENTS5

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
International Growth Stock, Class NAV (Invesco)	2,817,374	$35,019,960
International Value, Class NAV (Templeton)	3,089,892	42,238,823
Mid Cap Stock, Class NAV (Wellington)	1,322,271	22,954,629
Mid Value, Class NAV (T. Rowe Price)	1,122,753	16,403,426
Small Cap Growth, Class NAV (Wellington)	1,055,501	7,567,944
Small Cap Value, Class NAV (Wellington)	241,472	4,602,449
Small Company Value, Class NAV (T. Rowe Price)	124,891	3,172,233
Strategic Growth, Class NAV (JHAM) (A)(1)	499,799	7,706,899
U.S. Equity, Class NAV (GMO)	3,686,778	37,236,456
Fixed income - 72.3%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	37,175,844	372,501,952
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	6,656,050	61,834,706
Core Bond, Class NAV (Wells Capital)	12,034,899	158,499,620
Core High Yield, Class NAV (JHAM) (A)(2)	4,971,931	44,349,627
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	9,000,037	80,190,330
Floating Rate Income, Class NAV (WAMCO)	32,759,360	265,023,221
Focused High Yield, Class NAV (JHAM) (A)(1)	1,838,765	5,920,824
Global Bond, Class NAV (PIMCO)	8,131,847	101,485,454
Global Income, Class NAV (Stone Harbor)	2,938,693	26,154,366
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	3,099,727	26,626,653
High Yield, Class NAV (WAMCO)	2,165,794	15,788,638
Investment Quality Bond, Class NAV (Wellington)	12,303,997	150,600,920
Real Return Bond, Class NAV (PIMCO)	12,928,872	143,898,346
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	16,773,738	157,505,400
Short Term Government Income, Class NAV (JHAM) (A)(1)	14,522,900	140,145,985
Spectrum Income, Class NAV (T. Rowe Price)	11,964,914	123,238,619
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	18,298,903	191,772,506
Total Return, Class NAV (PIMCO)	19,435,474	261,018,412
U.S. High Yield Bond, Class NAV (Wells Capital)	1,896,781	19,517,876
Alternative and specialty - 10.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	9,246,134	84,787,048
Enduring Assets, Class NAV (Wellington)	5,554,766	60,546,944
Global Absolute Return Strategies, Class NAV (Standard Life)	12,646,159	126,840,972
Global Real Estate, Class NAV (Deutsche)	1,568,486	15,135,889
Natural Resources, Class NAV (Jennison)	1,287,303	12,538,330
Real Estate Equity, Class NAV (T. Rowe Price)	1,303,694	15,135,889
Redwood, Class NAV (Boston Partners)	1,787,863	17,860,756
Seaport, Class NAV (Wellington)	539,542	5,622,030
Total investments (Lifestyle Conservative Portfolio) (Cost $3,215,617,437) - 100.0%		$3,244,030,437
Other assets and liabilities, net - 0.0%		186,043
TOTAL NET ASSETS - 100.0%		$3,244,216,480

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

6SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Baillie Gifford Overseas Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Declaration Management & Research LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on March 31, 2016, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive Portfolio	$3,724,022,626	$462,774,150	($61,957,499)	$400,816,651
Lifestyle Growth Portfolio	12,024,172,670	1,206,302,614	(245,430,007)	960,872,607
Lifestyle Balanced Portfolio	12,898,677,319	983,613,405	(314,249,254)	669,364,151
Lifestyle Moderate Portfolio	4,062,625,294	264,333,341	(130,181,932)	134,151,409
Lifestyle Conservative Portfolio	3,262,507,915	94,646,539	(113,124,017)	(18,477,478)

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive Portfolio
Absolute Return Currency	3,886,791	198,402	(619,585)	3,465,608	—	—	($105,678)	$31,779,624
All Cap Core	10,325,821	—	(263,936)	10,061,885	—	—	(87,282)	119,434,571
Alpha Opportunities	22,716,092	—	(331,839)	22,384,253	—	—	(635,289)	232,124,699
Blue Chip Growth	6,318,742	—	(50,282)	6,268,460	—	—	(118,788)	192,692,464
Capital Appreciation	11,435,397	—	(57,387)	11,378,010	—	—	(59,683)	180,569,017
Capital Appreciation Value	16,686,946	—	—	16,686,946	—	—	—	183,222,669
Disciplined Value	5,503,360	—	—	5,503,360	—	—	—	94,437,659
Emerging Markets	25,584,734	—	(350,282)	25,234,452	—	—	(511,412)	223,324,898
Emerging Markets Equity	8,458,813	707,826	—	9,166,639	—	—	—	79,383,094
Equity Income	12,609,100	61,593	(797,733)	11,872,960	$1,056,313	—	(3,724,770)	205,283,470
Financial Industries	5,864,417	6,204	—	5,870,621	—	—	—	91,288,152
Fundamental Global Franchise	3,351,097	—	(128,593)	3,222,504	—	—	(85,238)	41,376,952
Fundamental Large Cap Value	13,894,392	911,723	—	14,806,115	—	—	—	178,117,564
Global Absolute Return Strategies	4,926,984	127,917	(316,388)	4,738,513	—	—	(279,399)	47,527,276
Global Equity	5,254,023	—	(323,500)	4,930,523	—	—	(181,567)	51,721,190
Global Real Estate	2,328,574	—	(184,690)	2,143,884	—	—	374,287	20,688,476
Global Shareholder Yield	3,807,897	30,296	(298,340)	3,539,853	315,085	—	7,247	37,239,256
Greater China Opportunities	641,400	—	—	641,400	—	—	—	11,057,740
Health Sciences	4,904,786	453,050	—	5,357,836	—	—	—	28,396,533
International Core	5,475,196	45,204	—	5,520,400	—	—	—	155,896,103
International Growth Opportunities	8,795,653	110,986	—	8,906,639	—	—	—	104,118,609

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Growth Stock	9,576,685	—	(310,977)	9,265,708	—	—	(537,537)	115,172,745
International Small Cap	5,861,145	—	(77,911)	5,783,234	—	—	(229,814)	100,339,108
International Small Company	10,459,981	—	(355,338)	10,104,643	—	—	(206,286)	100,339,108
International Value	15,283,380	—	(517,533)	14,765,847	—	—	(1,824,526)	201,849,128
International Value Equity	10,364,052	355,894	—	10,719,946	—	—	—	77,183,609
Mid Cap Stock	9,577,074	166,873	—	9,743,947	—	—	—	169,154,925
Mid Value	10,028,391	—	(880,714)	9,147,677	—	—	(1,966,140)	133,647,554
Natural Resources	6,272,587	1,042,328	—	7,314,915	—	—	—	71,247,270
New Opportunities	1,402,821	—	(38,181)	1,364,640	—	—	(306,336)	31,086,504
Real Estate Equity	1,914,698	—	(132,745)	1,781,953	—	—	8,864	20,688,476
Redwood	3,183,543	—	(149,832)	3,033,711	—	—	(207,352)	30,306,771
Science & Technology	9,865,742	—	—	9,865,742	—	—	—	103,392,981
Seaport	1,933,793	—	—	1,933,793	—	—	—	20,150,122
Small Cap Core	3,324,695	—	(149,363)	3,175,332	—	—	(53,131)	31,086,504
Small Cap Growth	4,122,061	372,661	—	4,494,722	—	—	—	32,227,158
Small Cap Value	2,298,783	—	(127,904)	2,170,879	—	—	(265,057)	41,376,952
Small Company Growth	1,734,127	7,701	—	1,741,828	—	—	—	29,193,033
Small Company Value	1,189,928	—	(65,908)	1,124,020	—	—	(9,018)	28,550,097
Strategic Growth	12,221,908	—	(511,855)	11,710,053	—	—	(844,065)	180,569,017
Technical Opportunities	9,707,622	845,914	—	10,553,536	—	—	—	113,978,185
U.S. Equity	7,748,441	—	(374,331)	7,374,110	—	—	(1,049,804)	74,478,513
Value	5,706,443	110,760	(61,135)	5,756,068	—	—	(127,909)	57,100,193
Value Equity	5,333,276	—	(6,632)	5,326,644	—	—	(5,320)	52,041,308
					$1,371,398	—	($13,031,003)	$4,124,839,277
Lifestyle Growth Portfolio
Absolute Return Currency	22,246,055	1,139,836	(2,381,552)	21,004,339	—	—	($870,392)	$192,609,788
Active Bond	14,359,213	9,961,487	—	24,320,700	$1,403,884	—	—	243,693,415
All Cap Core	26,553,541	—	(1,099,759)	25,453,782	—	—	(507,419)	302,136,388
Alpha Opportunities	56,263,000	—	(5,132,572)	51,130,428	—	—	(11,046,529)	530,222,534
Asia Pacific Total Return Bond	9,512,044	38,552	(901,669)	8,648,927	—	—	(1,006,059)	80,348,529
Blue Chip Growth	16,761,624	—	(404,230)	16,357,394	—	—	(1,034,995)	502,826,278
Capital Appreciation	29,769,859	—	(700,536)	29,069,323	—	—	(852,955)	461,330,151
Capital Appreciation Value	58,612,626	—	(265,408)	58,347,218	—	—	(262,754)	640,652,451
Core Bond	2,708,494	3,143,069	—	5,851,563	221,890	—	—	77,065,086
Disciplined Value	14,789,529	—	(597,784)	14,191,745	—	—	(1,062,206)	243,530,337
Emerging Markets	55,588,032	—	(2,014,828)	53,573,204	—	—	(2,494,356)	474,122,855
Emerging Markets Debt	15,835,991	215,748	(1,361,465)	14,690,274	1,851,596	—	(2,249,208)	130,890,343
Emerging Markets Equity	20,772,704	943,398	—	21,716,102	—	—	—	188,061,441
Equity Income	33,276,468	162,351	(2,058,500)	31,380,319	2,784,331	—	(8,394,107)	542,565,721
Financial Industries	15,835,879	—	(434,705)	15,401,174	—	—	(772,119)	239,488,262
Floating Rate Income	44,213,805	616,438	(4,950,419)	39,879,824	4,926,453	—	(6,662,119)	322,627,773
Focused High Yield	21,058,944	2,417,686	(624,271)	22,852,359	1,186,458	—	(416,340)	73,584,597
Fundamental Global Franchise	11,355,920	6,695	(567,119)	10,795,496	—	—	(191,082)	138,614,172
Fundamental Large Cap Value	34,068,736	336,417	—	34,405,153	—	—	—	413,893,989
Global Absolute Return Strategies	28,149,298	929,645	(265,497)	28,813,446	—	—	(314,878)	288,998,867
Global Bond	3,017,320	36,883	(250,478)	2,803,725	—	—	210,699	34,990,488
Global Equity	14,319,067	8,168	(1,011,997)	13,315,238	—	—	(1,739,226)	139,676,846
Global Income	9,257,211	148,333	(663,940)	8,741,604	1,287,033	—	(1,142,978)	77,800,278
Global Real Estate	7,377,409	9,835	(672,508)	6,714,736	—	—	1,471,731	64,797,201
Global Shareholder Yield	19,313,027	177,236	(1,751,105)	17,739,158	1,566,176	—	(2,546,989)	186,615,938
Global Short Duration Credit	6,895,105	103,919	(405,888)	6,593,136	874,980	—	(685,093)	56,635,036
Health Sciences	14,307,633	1,674,111	(88,091)	15,893,653	—	—	(414,299)	84,236,361

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
High Yield	4,371,737	490,093	(72,534)	4,789,296	450,069	—	123	34,913,967
International Core	14,778,493	106,885	—	14,885,378	—	—	—	420,363,064
International Growth Opportunities	21,337,475	—	(2,832,858)	18,504,617	—	—	(8,787,344)	216,318,975
International Growth Stock	24,678,219	—	(1,527,425)	23,150,794	—	—	(3,238,173)	287,764,369
International Small Cap	14,419,198	—	(227,304)	14,191,894	—	—	(665,878)	246,229,363
International Small Company	25,964,900	—	(1,168,388)	24,796,512	—	—	(1,003,157)	246,229,363
International Value	37,745,103	—	(4,031,079)	33,714,024	—	—	(14,788,466)	460,870,714
International Value Equity	27,155,303	80,310	—	27,235,613	—	—	—	196,096,413
Mid Cap Stock	24,354,935	211,419	(313,687)	24,252,667	—	—	(1,292,676)	421,026,292
Mid Value	25,357,052	—	(2,372,452)	22,984,600	—	—	(5,530,281)	335,805,013
Natural Resources	15,482,956	937,184	—	16,420,140	—	—	—	159,932,161
New Opportunities	2,922,044	7,698	(122,811)	2,806,931	—	—	(1,009,652)	63,941,878
Real Estate Equity	6,030,980	16,492	(498,688)	5,548,784	—	—	29,674	64,421,377
Real Return Bond	9,595,130	3,082,663	(428,429)	12,249,364	—	—	(721,488)	136,335,426
Redwood	11,127,018	97,607	(520,320)	10,704,305	—	—	(858,428)	106,936,011
Science & Technology	26,270,664	—	(1,047,759)	25,222,905	—	—	(679,350)	264,336,040
Seaport	3,774,023	110,735	(33,298)	3,851,460	—	—	29,635	40,132,214
Short Duration Credit Opportunities	23,476,882	283,281	(698,129)	23,062,034	1,984,304	—	(736,232)	216,552,496
Short Term Government Income	—	1,803,407	(124,723)	1,678,684	33,879	—	—	16,199,300
Small Cap Core	6,975,434	13,105	(457,193)	6,531,346	—	—	(263,444)	63,941,878
Small Cap Growth	8,504,209	688,952	(96,249)	9,096,912	—	—	(302,221)	65,224,862
Small Cap Value	4,944,799	5,900	(297,947)	4,652,752	—	—	(626,220)	88,681,449
Small Company Growth	3,563,474	83,960	(64,257)	3,583,177	—	—	(117,008)	60,054,046
Small Company Value	2,559,775	2,088	(203,653)	2,358,210	—	—	(121,143)	59,898,532
Spectrum Income	14,823,764	136,280	(810,348)	14,149,696	1,121,076	—	(532,985)	145,741,864
Strategic Growth	31,948,046	—	(2,030,397)	29,917,649	—	—	(1,881,761)	461,330,151
Strategic Income Opportunities	22,139,598	6,059,291	(29,419)	28,169,470	1,805,005	—	(13,533)	295,216,047
Technical Opportunities	24,959,705	—	(402,703)	24,557,002	—	—	(1,075,407)	265,215,627
Total Return	8,049,202	5,390,947	(5,647)	13,434,502	609,993	—	(113)	180,425,355
U.S. Equity	28,503,748	—	(1,686,689)	26,817,059	—	—	(4,007,903)	270,852,299
U.S. High Yield Bond	4,357,234	742,063	(48,017)	5,051,280	659,335	—	(31,760)	51,977,672
Value	14,758,949	—	(705,466)	14,053,483	—	—	(1,594,462)	139,410,553
Value Equity	18,028,927	3,935	(565,576)	17,467,286	—	—	(287,261)	170,655,381
					$22,766,462	—	($93,090,587)	$12,985,045,277
Lifestyle Balanced Portfolio
Absolute Return Currency	25,352,959	935,824	(3,023,820)	23,264,963	—	—	($1,218,905)	$213,339,709
Active Bond	50,924,980	8,351,432	(234,424)	59,041,988	$3,408,131	—	(63,794)	591,600,718
All Cap Core	16,760,958	—	(961,298)	15,799,660	—	—	(1,651,583)	187,541,968
Alpha Opportunities	40,638,842	—	(3,065,660)	37,573,182	—	—	(6,560,746)	389,633,901
Asia Pacific Total Return Bond	16,491,012	13,941	(1,366,326)	15,138,627	—	—	(1,499,558)	140,637,848
Blue Chip Growth	12,981,182	—	(140,730)	12,840,452	—	—	(279,690)	394,715,490
Capital Appreciation	21,354,203	—	(267,297)	21,086,906	—	—	(280,229)	334,649,201
Capital Appreciation Value	57,034,556	—	—	57,034,556	—	—	—	626,239,428
Core Bond	15,228,689	2,989,939	(81,771)	18,136,857	687,747	—	(16,792)	238,862,411
Disciplined Value	11,935,525	58,720	(202,764)	11,791,481	—	—	(295,706)	202,341,813
Emerging Markets	36,630,870	—	(2,038,229)	34,592,641	—	—	(2,030,358)	306,144,876
Emerging Markets Debt	22,007,182	300,043	(2,014,740)	20,292,485	2,575,057	—	(3,282,813)	180,806,040
Emerging Markets Equity	15,612,287	—	(1,415,653)	14,196,634	—	—	(2,312,247)	122,942,855
Equity Income	24,952,605	297,856	(1,313,392)	23,937,069	2,123,902	—	(4,753,535)	413,871,929
Financial Industries	13,566,754	—	(56,613)	13,510,141	—	—	(96,250)	210,082,698
Floating Rate Income	93,284,699	1,288,685	(11,798,930)	82,774,454	10,300,378	—	(16,845,006)	669,645,336
Focused High Yield	40,409,848	5,197,253	(977,971)	44,629,130	2,293,380	—	(668,690)	143,705,798

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Fundamental Global Franchise	10,953,147	—	(342,895)	10,610,252	—	—	(128,006)	136,235,630
Fundamental Large Cap Value	25,337,019	372,020	—	25,709,039	—	—	—	309,279,737
Global Absolute Return Strategies	32,167,685	586,150	(799,962)	31,953,873	—	—	(812,374)	320,497,341
Global Bond	13,734,974	42,451	(1,168,001)	12,609,424	—	—	73,383	157,365,613
Global Equity	14,521,379	—	(858,131)	13,663,248	—	—	(1,102,992)	143,327,473
Global Income	15,845,180	254,539	(1,237,897)	14,861,822	2,208,566	—	(2,008,880)	132,270,217
Global Real Estate	11,352,571	4,518	(828,122)	10,528,967	—	—	1,815,294	101,604,533
Global Shareholder Yield	18,009,472	143,917	(1,470,289)	16,683,100	1,462,356	—	263,955	175,506,211
Global Short Duration Credit	16,506,184	251,286	(959,737)	15,797,733	2,115,792	—	(1,615,405)	135,702,525
Health Sciences	11,359,434	1,421,821	(54,389)	12,726,866	—	—	(256,170)	67,452,390
High Yield	8,950,903	1,069,448	—	10,020,351	939,446	—	—	73,048,360
International Core	9,869,338	40,038	—	9,909,376	—	—	—	279,840,768
International Growth Opportunities	17,066,999	—	(2,540,249)	14,526,750	—	—	(7,156,489)	169,817,713
International Growth Stock	18,557,836	—	(1,298,766)	17,259,070	—	—	(2,336,582)	214,530,246
International Small Cap	9,874,898	58,893	(144,903)	9,788,888	—	—	(427,071)	169,837,211
International Small Company	17,623,049	102,774	(576,323)	17,149,500	—	—	(399,909)	170,294,537
International Value	30,934,948	—	(4,191,107)	26,743,841	—	—	(14,100,581)	365,588,313
International Value Equity	20,781,758	—	(482,649)	20,299,109	—	—	(979,692)	146,153,584
Investment Quality Bond	16,407,940	1,471,134	(138,467)	17,740,607	842,568	—	(94,566)	217,145,032
Mid Cap Stock	17,611,624	129,267	(267,259)	17,473,632	—	—	(1,158,184)	303,342,253
Mid Value	18,706,829	139,567	(1,657,022)	17,189,374	—	—	(3,563,476)	251,136,760
Natural Resources	15,158,253	—	(2,396,182)	12,762,071	—	—	(17,496,371)	124,302,567
New Opportunities	2,296,849	3,524	(147,646)	2,152,727	—	—	(1,284,027)	49,039,123
Real Estate Equity	6,223,193	11,160	(400,042)	5,834,311	—	—	24,121	67,736,355
Real Return Bond	18,638,241	4,620,663	(731,747)	22,527,157	—	—	(793,019)	250,727,253
Redwood	11,053,405	59,095	(408,127)	10,704,373	—	—	(677,948)	106,936,686
Science & Technology	23,880,416	—	(1,112,946)	22,767,470	—	—	(628,512)	238,603,082
Seaport	3,625,525	98,524	—	3,724,049	—	—	—	38,804,587
Short Duration Credit Opportunities	55,310,975	723,594	(2,625,400)	53,409,169	4,620,552	—	(2,908,107)	501,512,094
Short Term Government Income	—	1,684,868	—	1,684,868	34,148	—	—	16,258,976
Small Cap Core	5,438,429	4,728	(415,380)	5,027,777	—	—	(285,509)	49,221,933
Small Cap Growth	6,631,455	479,528	—	7,110,983	—	—	—	50,985,746
Small Cap Value	3,951,064	776	(312,293)	3,639,547	—	—	(730,166)	69,369,765
Small Company Growth	2,791,886	12,901	(62,191)	2,742,596	—	—	(145,304)	45,965,902
Small Company Value	2,045,457	—	(139,231)	1,906,226	—	—	(66,270)	48,418,143
Spectrum Income	37,420,012	376,357	(2,470,925)	35,325,444	2,811,910	—	(1,494,299)	363,852,068
Strategic Growth	22,946,627	—	(1,244,344)	21,702,283	—	—	156,477	334,649,201
Strategic Income Opportunities	56,416,757	3,452,392	(237,132)	59,632,017	4,261,218	—	(165,989)	624,943,539
Technical Opportunities	15,802,630	93,197	(372,569)	15,523,258	—	—	(612,185)	167,651,187
Total Return	26,238,032	4,712,533	(172,589)	30,777,976	1,397,472	—	(66,421)	413,348,221
U.S. Equity	27,318,285	100,000	(1,335,314)	26,082,971	—	—	(2,931,270)	263,438,004
U.S. High Yield Bond	8,801,337	1,492,301	(100,305)	10,193,333	1,330,886	—	(96,941)	104,889,399
Value	11,023,480	151,510	(462,914)	10,712,076	—	—	(1,038,445)	106,263,791
Value Equity	12,717,030	111,192	(96,862)	12,731,360	—	—	(31,988)	124,385,382
					$43,413,509	—	($107,115,820)	$13,568,041,470
Lifestyle Moderate Portfolio
Absolute Return Currency	8,741,321	398,450	(1,016,540)	8,123,231	—	—	($354,294)	$74,490,031
Active Bond	34,287,053	1,775,705	(445,502)	35,617,256	$2,048,364	—	(145,973)	356,884,908
Alpha Opportunities	7,560,770	—	(934,608)	6,626,162	—	—	(804,430)	68,713,305
Asia Pacific Total Return Bond	8,664,876	1,134	(533,968)	8,132,042	—	—	(567,079)	75,546,667
Blue Chip Growth	3,122,560	35,385	—	3,157,945	—	—	—	97,075,240
Capital Appreciation	4,936,045	86,592	(50,358)	4,972,279	—	—	(52,372)	78,910,071

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Capital Appreciation Value	16,417,060	—	—	16,417,060	—	—	—	180,259,319
Core Bond	10,885,055	762,818	(156,918)	11,490,955	432,487	—	(23,663)	151,335,874
Emerging Markets	6,838,457	—	(444,444)	6,394,013	—	—	(1,117,647)	56,587,013
Emerging Markets Debt	9,330,596	128,795	(753,335)	8,706,056	1,105,290	—	(1,177,440)	77,570,955
Emerging Markets Equity	2,669,401	—	(235,572)	2,433,829	—	—	(381,625)	21,076,963
Enduring Equity	2,049,400	548	(116,333)	1,933,615	—	—	53,570	21,076,408
Equity Income	7,662,144	96,304	(355,615)	7,402,833	656,843	—	(939,444)	127,994,983
Floating Rate Income	42,537,528	592,089	(6,186,825)	36,942,792	4,733,804	—	(8,930,959)	298,867,189
Focused High Yield	16,855,421	2,198,026	(144,034)	18,909,413	969,329	—	(101,269)	60,888,311
Fundamental Global Franchise	3,241,899	463	(61,203)	3,181,159	—	—	(25,412)	40,846,079
Fundamental Large Cap Value	10,073,730	374,351	(41,509)	10,406,572	—	—	(66,331)	125,191,062
Global Absolute Return Strategies	11,016,663	297,723	(168,242)	11,146,144	—	—	(196,157)	111,795,825
Global Bond	8,148,531	13,148	(592,833)	7,568,846	—	—	30,542	94,459,193
Global Equity	4,258,646	—	(106,892)	4,151,754	—	—	(127,235)	43,551,904
Global Income	6,226,834	101,293	(400,588)	5,927,539	878,856	—	(688,402)	52,755,097
Global Real Estate	2,324,763	278	(140,957)	2,184,084	—	—	540,794	21,076,408
Global Shareholder Yield	4,986,645	39,476	(342,454)	4,683,667	410,546	—	(541,998)	49,272,173
Global Short Duration Credit	4,789,337	73,887	(205,641)	4,657,583	622,060	—	(347,717)	40,008,635
High Yield	4,419,593	508,929	—	4,928,522	462,978	—	—	35,928,929
International Core	2,215,055	68,900	(194,973)	2,088,982	—	—	(1,189,961)	58,992,866
International Growth Opportunities	3,388,388	168,480	(368,904)	3,187,964	—	—	(841,048)	37,267,304
International Growth Stock	3,702,235	—	(400,208)	3,302,027	—	—	(724,221)	41,044,197
International Small Cap	1,906,279	—	(2,137)	1,904,142	—	—	(5,299)	33,036,872
International Small Company	3,402,005	—	(61,456)	3,340,549	—	—	(35,034)	33,171,650
International Value	5,855,182	—	(952,566)	4,902,616	—	—	(2,277,538)	67,018,762
International Value Equity	3,976,094	121,457	(334,241)	3,763,310	—	—	(510,709)	27,095,830
Investment Quality Bond	11,724,472	255,912	(194,159)	11,786,225	559,772	—	(98,459)	144,263,395
Mid Cap Stock	3,523,589	26,815	(98,091)	3,452,313	—	—	(322,210)	59,932,156
Mid Value	5,151,677	69,784	(530,698)	4,690,763	—	—	(1,147,963)	68,532,048
Natural Resources	3,228,558	—	(416,670)	2,811,888	—	—	(5,014,687)	27,387,786
Real Estate Equity	1,911,565	2,677	(98,875)	1,815,367	—	—	17,370	21,076,408
Real Return Bond	8,365,450	2,433,102	(228,056)	10,570,496	—	—	(230,642)	117,649,624
Redwood	3,263,088	10,293	(66,378)	3,207,003	—	—	(28,503)	32,037,963
Seaport	1,042,539	43,775	—	1,086,314	—	—	—	11,319,393
Short Duration Credit Opportunities	19,731,688	185,314	(706,630)	19,210,372	1,668,097	—	(755,549)	180,385,395
Short Term Government Income	—	625,622	—	625,622	12,680	—	—	6,037,256
Small Cap Growth	1,733,623	68,726	(36,281)	1,766,068	—	—	(124,351)	12,662,706
Small Cap Value	1,030,384	993	(90,897)	940,480	—	—	(190,729)	17,925,550
Small Company Growth	725,312	3,149	(27,004)	701,457	—	—	(64,647)	11,756,420
Small Company Value	537,006	—	(47,934)	489,072	—	—	(36,981)	12,422,435
Spectrum Income	14,300,084	107,904	(752,752)	13,655,236	1,088,320	—	(171,380)	140,648,933
Strategic Growth	5,265,484	—	(145,366)	5,120,118	—	—	(78,382)	78,952,224
Strategic Income Opportunities	21,522,988	222,629	(834,475)	20,911,142	1,581,960	—	(562,582)	219,148,770
Total Return	17,691,163	1,018,167	(172,136)	18,537,194	837,566	—	(88,392)	248,954,522
U.S. Equity	8,036,595	—	(301,802)	7,734,793	—	—	(237,113)	78,121,414
U.S. High Yield Bond	3,968,403	674,190	—	4,642,593	606,547	—	—	47,772,282
					$18,675,499	—	($30,683,551)	$4,196,776,703
Lifestyle Conservative Portfolio
Absolute Return Currency	9,814,105	728,019	(1,295,990)	9,246,134	—	—	($435,831)	$84,787,048
Active Bond	37,203,864	712,138	(740,158)	37,175,844	$2,141,298	—	(255,137)	372,501,952
Alpha Opportunities	3,243,367	168,164	(189,072)	3,222,459	—	—	(615,277)	33,416,897
Asia Pacific Total Return Bond	7,067,245	—	(411,195)	6,656,050	—	—	(424,991)	61,834,706

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Blue Chip Growth	1,147,577	35,498	(50,349)	1,132,726	—	—	(114,541)	34,820,000
Capital Appreciation	482,213	22,053	(27,608)	476,658	—	—	(73,514)	7,564,555
Capital Appreciation Value	8,781,970	—	—	8,781,970	—	—	—	96,426,030
Core Bond	11,742,613	627,725	(335,439)	12,034,899	453,487	—	(31,413)	158,499,620
Core High Yield	4,995,351	103,561	(126,981)	4,971,931	896,135	—	(281,142)	44,349,627
Emerging Markets	2,366,587	—	(33,898)	2,332,689	—	—	(23,390)	20,644,295
Emerging Markets Debt	9,432,974	131,864	(564,801)	9,000,037	1,131,502	—	(838,523)	80,190,330
Emerging Markets Equity	553,465	—	—	553,465	—	—	—	4,793,008
Enduring Equity	6,354,072	—	(799,306)	5,554,766	—	—	348,321	60,546,944
Equity Income	2,496,572	11,895	(233,883)	2,274,584	204,003	—	38,233	39,327,553
Floating Rate Income	37,338,851	523,669	(5,103,160)	32,759,360	4,186,338	—	(7,257,940)	265,023,221
Focused High Yield	—	1,930,312	(91,547)	1,838,765	7,780	—	(192)	5,920,824
Fundamental Global Franchise	1,907,262	—	(144,066)	1,763,196	—	—	(135,020)	22,639,440
Fundamental Large Cap Value	3,071,320	130,836	(188,274)	3,013,882	—	—	(436,836)	36,256,995
Global Absolute Return Strategies	12,415,179	714,183	(483,203)	12,646,159	—	—	(586,088)	126,840,972
Global Bond	8,649,553	—	(517,706)	8,131,847	—	—	55,676	101,485,454
Global Equity	3,302,239	—	(329,878)	2,972,361	—	—	(430,864)	31,180,067
Global Income	3,043,932	49,971	(155,210)	2,938,693	433,508	—	(193,701)	26,154,366
Global Real Estate	1,779,034	5,152	(215,700)	1,568,486	—	—	915,206	15,135,889
Global Shareholder Yield	2,547,137	19,408	(304,650)	2,261,895	201,847	—	(411,489)	23,795,136
Global Short Duration Credit	3,144,654	48,884	(93,811)	3,099,727	411,505	—	(154,613)	26,626,653
High Yield	1,479,743	686,051	—	2,165,794	190,543	—	—	15,788,638
International Core	1,143,341	49,994	(70,023)	1,123,312	—	—	(448,881)	31,722,329
International Growth Stock	3,025,467	4,146	(212,239)	2,817,374	—	—	(367,213)	35,019,960
International Value	3,340,357	72,123	(322,588)	3,089,892	—	—	(781,738)	42,238,823
Investment Quality Bond	12,648,163	58,082	(402,248)	12,303,997	584,363	—	(192,999)	150,600,920
Mid Cap Stock	1,341,963	92,633	(112,325)	1,322,271	—	—	(459,224)	22,954,629
Mid Value	1,280,892	8,349	(166,488)	1,122,753	—	—	(143,074)	16,403,426
Natural Resources	1,287,303	—	—	1,287,303	—	—	—	12,538,330
Real Estate Equity	1,463,293	4,829	(164,428)	1,303,694	—	—	90,607	15,135,889
Real Return Bond	10,657,156	2,490,345	(218,629)	12,928,872	—	—	(420,740)	143,898,346
Redwood	1,913,958	2,586	(128,681)	1,787,863	—	—	(38,619)	17,860,756
Seaport	532,039	7,503	—	539,542	—	—	—	5,622,030
Short Duration Credit Opportunities	16,969,244	156,947	(352,453)	16,773,738	1,449,255	—	(304,687)	157,505,400
Short Term Government Income	13,612,593	1,188,665	(278,358)	14,522,900	291,192	—	(117,602)	140,145,985
Small Cap Growth	990,499	152,584	(87,582)	1,055,501	—	—	(250,531)	7,567,944
Small Cap Value	261,479	11,362	(31,369)	241,472	—	—	(48,449)	4,602,449
Small Company Value	135,481	6,164	(16,754)	124,891	—	—	(2,640)	3,172,233
Spectrum Income	12,379,376	94,494	(508,956)	11,964,914	952,928	—	(101,180)	123,238,619
Strategic Growth	528,290	—	(28,491)	499,799	—	—	(19,092)	7,706,899
Strategic Income Opportunities	18,616,274	178,322	(495,693)	18,298,903	1,383,621	—	(234,554)	191,772,506
Total Return	19,220,456	575,957	(360,939)	19,435,474	879,387	—	(213,662)	261,018,412
U.S. Equity	4,033,429	—	(346,651)	3,686,778	—	—	(51,695)	37,236,456
U.S. High Yield Bond	1,316,429	580,352	—	1,896,781	226,133	—	—	19,517,876
					$16,024,825	—	($15,449,039)	$3,244,030,437

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

More information

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Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LSQ1	03/16
This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.		5/16

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 13, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 13, 2016